INTANGIBLE ASSETS (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020
INTANGIBLE ASSETS
Goodwill Impairment Charges					$ 0	$ 1,985,000
Impairment Expense					0	(1,867,000)
Amortization Expense	$ 171,000	$ 539,000	$ 343,000	$ 1,079,000	2,168,000	4,002,000
Impairment Intangible Assets	$ 0	$ 0	$ 0	$ 0	$ 0	$ 1,867,000